Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues		$ 5,599,864	$ 4,611,856
Cost of revenues
Cost of revenues		2,845,745	2,130,712
Gross profit		2,754,119	2,481,144
Operating expenses
Sales and marketing		1,230,490	901,557
Research and development		1,503,234	854,383
General and administrative		707,765	374,844
Transaction and loan losses		134,929	81,717
Total operating expenses		3,576,418	2,212,501
(Loss) income from operations		(822,299)	268,643
Other (expense) income, net
Interest income		79,141	15,356
Interest expense		(3,499)	(3,493)
Net realized gain on equity and other investments		124,006	0
Net unrealized (loss) gain on equity and other investments		(2,998,296)	2,859,800
Foreign exchange (loss) gain		(1,901)	286
Total other (expense) income, net		(2,800,549)	2,871,949
(Loss) income before income taxes		(3,622,848)	3,140,592
Recovery of (provision for) income taxes		162,430	(225,933)
Net (loss) income		$ (3,460,418)	$ 2,914,659
Net (loss) income per share attributable to shareholders:
Basic (in dollars per share)	[1]	$ (2.73)	$ 2.34
Diluted (in dollars per share)	[1]	$ (2.73)	$ 2.29
Weighted average shares used to compute net (loss) income per share attributable to shareholders:
Basic (in shares)	[1]	1,266,268,155	1,246,588,910
Diluted (in shares)	[1]	1,266,268,155	1,273,647,350
Other comprehensive loss
Unrealized loss on cash flow hedges		$ (10,440)	$ (20,061)
Tax effect on unrealized loss on cash flow hedges		(59)	5,317
Total other comprehensive loss		(10,499)	(14,744)
Comprehensive (loss) income		(3,470,917)	2,899,915
Subscription solutions
Revenues
Revenues		1,487,759	1,342,334
Cost of revenues
Cost of revenues		330,867	264,351
Merchant solutions
Revenues
Revenues		4,112,105	3,269,522
Cost of revenues
Cost of revenues		$ 2,514,878	$ 1,866,361

[1]	Prior year share and per share amounts have been retrospectively adjusted to reflect the Share Split effected in June 2022. See Note 19 for details.